UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--20.6%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
4/11/08	5.24	350,000,000 a	349,903,518
5/13/08	5.23	125,000,000 a	124,974,855
Federal Home Loan Bank System
7/25/07	5.19	425,000,000	419,860,451
Federal Home Loan Mortgage Corp.
8/23/07	5.16	60,917,000	60,562,865
Federal National Mortgage Association:
7/31/07	5.20	160,991,000	158,903,349
8/30/07	5.12	37,750,000	37,521,842
Total U.S. Government Agencies
(cost $1,151,726,880)			1,151,726,880

Repurchase Agreements--79.7%

Banc of America Securities LLC
dated 4/30/07, due 5/1/07 in the amount of
$750,106,667 (fully collateralized by $12,315,000
Federal Home Loan Bank System, Bonds, 5%, due
10/27/08, value $12,316,313 and $749,524,000 U.S
Treasury Notes, 2.625%-6.50%, due 8/31/08-4/30/12
value $752,684,191)	5.12	750,000,000	750,000,000
Barclays Financial LLC
dated 4/30/07, due 5/1/07 in the amount of
$100,013,889 (fully collateralized by $108,750,000
Federal Farm Credit Bank, Bonds, 5.59%, due 12/11/12,
value $101,222,400 and $788,000 Federal National
Mortgage Association, Notes, 0%, due 7/25/07, value
$778,386)	5.00	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/07, due 5/1/07 in the amount of
$600,083,333 (fully collateralized by $13,415,000
Treasury Inflation Protected Securties, 2%-2.375%,
due 1/15/25-1/15/26, value $13,092,530, $23,613,000
U.S. Treasury Bills, due 5/10/07, value $23,582,303,
$38,283,000 U.S Treasury Bonds, 6.25%-12.50%, due
8/15/13-8/15/23, value $44,620,652, $142,777,000 U.S
Treasury Notes, 4%-5.75%, due 1/31/08-8/15/16, value
$145,462,780 and $751,178,000 U.S Treasury Strips, due
5/15/07-2/15/37, value $385,242,057)	5.00	600,000,000	600,000,000
Credit Suisse (USA) Inc.
dated 4/30/07, due 5/1/07 in the amount of
$35,004,958 (fully collateralized by $34,730,000 U.S.
Treasury Notes, 4.75%, due 5/15/14, value $35,700,763)	5.10	35,000,000	35,000,000
Goldman, Sachs & Co.

dated 4/30/07, due 5/1/07 in the amount of
$144,020,200 (fully collateralized by $137,702,000
Treasury Inflation Protected Securities, 2%-2.375%,
due 1/15/14-1/15/17, value $146,880,025)	5.05	144,000,000	144,000,000
Greenwich Capital Markets
dated 4/30/07, due 5/1/07 in the amount of
$500,070,972 (fully collateralized by $510,275,000
U.S. Treasury Notes, 4.50%, due 3/31/12, value
$510,003,822)	5.11	500,000,000	500,000,000
J.P. Morgan Chase & Co.
dated 4/30/07, due 5/1/07 in the amount of
$761,107,808 (fully collateralized by $104,878,000
Federal National Mortgage Association, Notes, 0%, due
7/25/07, value $103,598,489, $49,387,000 Resolution
Funding Corp., Strips, due 1/15/12, value
$39,875,063, $452,949,000 Treasury Inflation
Protected Securities, 2%-3.625%, due 4/15/12-4/15/28,
value $544,581,285 and $89,176,000 U.S Treasury Bills,
due 5/10/07- 10/18/07, value $88,169,207)	5.10	761,000,000	761,000,000
Merrill Lynch & Co. Inc.
dated 4/30/07, due 5/1/07 in the amount of
$650,094,611 (fully collateralized by $564,441,557
Federal Home Loan Mortgage Association, Mortgage
Participation Certificates, 0%-9.50%, due
5/15/07-11/15/36, value $532,202,158 and $185,344,034
Federal National Mortgage Association, Notes,
0%-9.50%, due 11/25/12-10/25/36, value $130,798,586)	5.24	650,000,000	650,000,000
Morgan Stanley
dated 4/30/07, due 5/1/07 in the amount of
$511,072,392 (fully collateralized by $41,810,000
Federal Agricultural Mortgage Corp., 4.875%-5.125%,
due 1/14/11-4/19/17, value $42,542,484, $74,428,000
Federal Farm Credit Bank, Bonds, 4.875%-5.125%, due
10/23/09-1/17/17, value $75,440,792, $300,000
Federal Home Loan Bank System, Bonds, 4.25%-4.489%,
due 3/3/08-9/29/08, value $297,207, $15,000,000
Federal Home Loan Mortgage Corp., Mortgage
Participation Certificates, 7.50%, due 4/15/23, value
$9,556,109, $333,333 Government National Mortgage
Association, Pass Thru Securities, 5%, due 8/16/36,
value $316,611 and $397,952,000 U.S Treasury Notes,
3.125%-4.875%, due 9/15/08-11/30/08,
value $393,262,335)	5.10	511,000,000	511,000,000
UBS Securities LLC
dated 4/30/07, due 5/1/07 in the amount of
$400,057,889 (fully collateralized by $335,850,000
Tennessee Valley Authority, Bonds, 4.65%-7.125%, due
11/13/08-4/1/36, value $347,109,906, $38,153,000
Tennessee Valley Authority, Notes, 4.75%-8.25%, due
8/1/13-4/1/56, value $37,635,854 and $62,799,000
Tennessee Valley Authority, Strips, due 5/1/07-7/15/30,
value $23,256,911)	5.21	400,000,000	400,000,000

Total Repurchase Agreements
(cost $4,451,000,000)		4,451,000,000
Total Investments (cost $5,602,726,880)	100.3%	5,602,726,880
Liabilities, Less Cash and Receivables	(.3%)	(19,370,411)
Net Assets	100.0%	5,583,356,469

a	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)